Other Financial Assets - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total amount of financial assets	€ 4,986	€ 9,464
Liquidity account, cash balance	€ 616	€ 534
Number of shares recorded as deduction from equity (in shares)	123,140,000	138,691,000
Genoscience Pharma
Disclosure of financial assets [line items]
Subscription of new ordinary shares	€ 3,133